As Filed with the U.S. Securities and Exchange Commission on July 12, 2013
1933 Act File No. 002-14213
1940 Act File No. 811-00816

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 136 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 136 ☒
(Check appropriate box or boxes.)
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American Century Mutual Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: July 26, 2013

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on July 26, 2013, at 8:30 AM (Central) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing (Post-Effective Amendment No. 136) is to designate a new effective date, July 26, 2013, for the Registrant’s Post-Effective Amendment No. 135 previously filed on May 2, 2013.

This Post-Effective Amendment No. 136 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 135.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 12th day of July 2013.
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American Century Mutual Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE
* _________________________________ Jonathan S. Thomas	President and Director	July 12, 2013

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	July 12, 2013

* _________________________________ Thomas A. Brown	Director	July 12, 2013

* _________________________________ Barry Fink	Director	July 12, 2013

* _________________________________ Andrea C. Hall, Ph.D.	Director	July 12, 2013

* _________________________________ Jan M. Lewis	Director	July 12, 2013

* _________________________________ James A. Olson	Director	July 12, 2013

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	July 12, 2013

* _________________________________ M. Jeannine Strandjord	Director	July 12, 2013

* _________________________________ John R. Whitten	Director	July 12, 2013

* _________________________________ Stephen E. Yates	Director	July 12, 2013

*By: /s/ Kathleen Gunja Nelson ____________________________________ Kathleen Gunja Nelson Attorney in Fact Pursuant to Power of Attorney, dated December 4, 2012